ACQUISITIONS AND DISPOSITIONS - Dispositions (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended								12 Months Ended
	Nov. 30, 2017	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Dispositions
Net sales		$ 3,244.2	$ 3,224.0	$ 3,169.1	$ 2,924.7	$ 3,143.8	$ 3,126.5	$ 3,086.5	$ 2,865.3	$ 12,562.0	$ 12,222.1	$ 11,531.1
Equipment Care Business | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Dispositions
Total consideration received	$ 132.6
Note receivable	15.0
Equity interests	5.0
Cash received from sale of business	118.8
Gain (loss) on sale of investment	46.1											46.1
Gain (loss) on sale of business, net of tax	$ 12.4											12.4
Net sales												$ 180.0